Income Taxes (Restated)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Income Taxes (Restated)
Income Taxes (Restated)

Note 6.  Income Taxes

The effective tax rate was 35.7% for the third quarter of fiscal 2012. The effective tax rate was 37.2% for the third quarter of fiscal 2011. The rate was lower than the prior year quarter tax rate due primarily to a favorable impact from discrete items.

The effective tax rate was 36.3% for the first nine months of fiscal 2012. The effective tax rate was 37.8% for the first nine months of fiscal 2011. The rate was lower than the prior year nine month tax rate due primarily to a favorable impact related to discrete items. We currently estimate our annualized effective tax rate for fiscal 2012 to be 37.1%.

Note 6. Income Taxes (Restated)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred tax assets and liabilities as of the respective year-end balance sheets are as follows:

	Deferred Tax Asset (Liability)
	January 28, 2012		January 29, 2011
	Current	Noncurrent	Current	Noncurrent
		(In millions)
Net operating loss, general business credit, foreign tax credit and alternative minimum tax credit carryforwards	$—	$14	$—	$15
Merchandise inventories	(9)	—	(3)	—
Accrued expenses	12	1	12	1
State income taxes	1	3	2	2
Vacation accrual	7	—	7	—
Share-based compensation	—	14	—	11
Deferred rent	—	16	—	16
Other deferred tax assets	6	4	8	10
State valuation allowance	—	(14)	—	(15)
Bonus accrual	6	—	5	—
Gift cards	4	—	10	—
Property and equipment	—	(33)	—	(9)
Translation adjustment	—	—	—	(4)
Workers’ compensation	17	—	17	—
Cancellation of debt income	—	(39)	—	(39)
Original issue discount related to cancellation of debt income	—	41	—	41
Other deferred tax liabilities	(3)	—	(6)	(1)
	$41	$7	$52	$28
Net deferred tax assets		$48		$80

The federal, state and international income tax provision is as follows:

	Fiscal Year
	2011	2010	2009
		(In millions)
Federal:
Current	$47	$45	$18
Deferred	28	(21)	11
Total federal income tax provision	75	24	29
State:
Current	13	9	9
Deferred	2	(4)	(1)
Total state income tax provision	15	5	8
International:
Current	22	17	17
Deferred	—	—	—
Total international income tax provision	22	17	17
Total income tax provision	$112	$46	$54

The reconciliation between the actual income tax provision and the income tax provision (benefit) calculated by applying the federal statutory tax rate is as follows:

	Fiscal Year
	2011	2010	2009
	(In millions)
Income tax provision at statutory rate	$101	$52	$55
State income taxes, net of federal income tax effect	9	2	3
Federal tax credits	(2)	(2)	(1)
Unrecognized tax benefits	1	(4)	(1)
State valuation allowance	1	1	1
Other	2	(3)	(3)
Total income tax provision	$112	$46	$54

At January 28, 2012, we had state net operating loss carryforwards to reduce future taxable income of approximately $301 million, net of $14 million tax effect, expiring at various dates between fiscal 2012 and fiscal 2031. The valuation allowance related to state net operating loss carryforwards was decreased to $14 million after state net operating loss expirations in fiscal 2011 to reserve for state operating loss carryforwards, which we believe it is more likely than not that we will be unable to realize these amounts.

Uncertain Tax Positions

We operate in a number of tax jurisdictions and are subject to examination of our income tax returns by tax authorities in those jurisdictions who may challenge any item on these tax returns. Because the tax matters challenged by tax authorities are typically complex, the ultimate outcome of these challenges is uncertain.

In accordance with ASC 740, Income Taxes, we recognize the benefits of uncertain tax positions in our financial statements only after determining a more likely than not probability that the uncertain tax positions will be sustained. A reconciliation of unrecognized tax benefits from the end of fiscal year 2010 through the end of fiscal 2011 is as follows:

Fiscal Year 2011
(In millions)
Balance at January 29, 2011	$9
Additions based on tax positions related to the current year	2
Additions for tax positions related to prior years	1
Settlements with taxing authorities	(1)
Balance at January 28, 2012	$11

Included in the balance of unrecognized tax benefits at January 28, 2012, is $12 million in unrecognized tax benefits, the recognition of which would have an affect on the effective tax rate. This amount differs from the gross unrecognized tax benefits presented in the table above due to the increase in U.S. federal income taxes which would occur upon recognition of penalties and interest from uncertain tax positions, offset by the state tax benefits included therein.

Our policy is to classify all income tax related interest and penalties as income tax expense. During the year ended January 28, 2012, we accrued $1 million in income tax interest and penalties. As of January 28, 2012, our accrual for potential payments of interest and penalties was $5 million.

We identified our federal return, Canadian tax return, and state returns in California, Florida, Illinois, Michigan, New York, North Carolina, Pennsylvania, and Texas as “major” jurisdictions. The periods subject to examination for our federal return are fiscal 2008 to present, fiscal 2001 to present for our Canadian returns, and fiscal 2005 to present for all major state tax returns. The pretax income from foreign operations for fiscal 2011, 2010 and 2009 was $51 million, $52 million and $46 million, respectively.